Average Annual Total Returns - Invesco Short Term Municipal Fund	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class R6 InceptionDate		Class R6 1Year		Class R6 5Years		Class R6 10Years		S&P Municipal Bond Short Index (reflects no deduction for fees, expenses or taxes) 1Year		S&P Municipal Bond Short Index (reflects no deduction for fees, expenses or taxes) 5Years		S&P Municipal Bond Short Index (reflects no deduction for fees, expenses or taxes) 10Years		Bloomberg Municipal 1-Year Bond Index (reflects no deduction for fees, expenses or taxes) 1Year		Bloomberg Municipal 1-Year Bond Index (reflects no deduction for fees, expenses or taxes) 5Years		Bloomberg Municipal 1-Year Bond Index (reflects no deduction for fees, expenses or taxes) 10Years		U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes) 1Year	U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes) 5Years	U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Dec. 06, 2010	2.74%	1.96%	2.27%	2.73%	1.96%	2.27%	2.18%	1.90%	2.17%	Dec. 06, 2010	0.99%	1.20%	1.65%	Dec. 06, 2010	2.98%	2.21%	2.52%	May 24, 2019	[1]	3.06%	[1]	2.11%	[1]	2.35%	[1]	2.32%	[2]	1.74%	[2]	1.59%	[2]	1.76%	[2]	1.43%	[2]	1.16%	[2]	1.36%	1.95%	1.74%

[1]	Performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.
[2]	Effective July 30, 2021, the Fund elected to use the S&P Municipal Bond Short Index to represent its broad measure of market performance rather than the Bloomberg Municipal 1-Year Bond Index because the Fund believes the S&P Municipal Bond Short Index is a more appropriate broad measure of market performance.